INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Deferred income tax provision	$ 925,459	$ (484,784)
Income tax provision (benefit)	925,459	(484,784)
Australia [Member]
Operating Loss Carryforwards [Line Items]
Current Income tax provision (benefit)
Deferred income tax provision	925,459	(484,784)
United States [Member]
Operating Loss Carryforwards [Line Items]
Current Income tax provision (benefit)
Deferred income tax provision